Geographic and Product Information - Additional Information (Detail) $ in Millions	Dec. 31, 2015 USD ($)
BRAZIL
Geographical Segment Information [Line Items]
Total accounts receivable from certain countries with liquidity issues	$ 207
Greece, Spain, Portugal and Italy
Geographical Segment Information [Line Items]
Total accounts receivable from certain countries with liquidity issues	$ 80